Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Payables And Accruals [Abstract]
Compensation and benefits	$ 1,901	$ 2,419
External research and development expenses	3,078	3,150
Professional services	2,378	542
Other liabilities	1,264	506
Accrued expenses and other liabilities	$ 8,621	$ 6,617